UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-6454

Fidelity Municipal Trust II

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2015

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Pennsylvania Municipal Money Market Fund

September 30, 2015

1.807725.111
PFR-QTLY-1115

Investments September 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 75.4%
	Principal Amount	Value
Alabama - 0.1%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 0.32% 10/7/15, VRDN (a)(b)	$400,000	$400,000
Arkansas - 0.1%
Osceola Solid Waste Disp. Rev. (Plum Point Energy Associates, LLC Proj.) Series 2006, 0.19% 10/7/15, LOC Royal Bank of Scotland PLC, VRDN (a)(b)	600,000	600,000
Colorado - 0.4%
Colorado Hsg. & Fin. Auth. Solid Waste Rev. (Waste Mgmt., Inc. Proj.) 0.02% 10/7/15, LOC Wells Fargo Bank NA, VRDN (a)(b)	3,000,000	3,000,000
District Of Columbia - 0.1%
District of Columbia Rev. (American Psychological Assoc. Proj.) Series 2003, 0.08% 10/7/15, LOC Bank of America NA, VRDN (a)	775,000	775,000
Florida - 0.5%
Collier County Hsg. Fin. Auth. Multi-family Rev. (George Washington Carver Apts. Proj.) Series 2005, 0.11% 10/7/15, LOC PNC Bank NA, VRDN (a)(b)	3,215,000	3,215,000
Georgia - 0.5%
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Vogtle Proj.):
Second Series 1995, 0.23% 10/1/15, VRDN (a)	300,000	300,000
Series 2013, 0.24% 10/7/15, VRDN (a)	2,300,000	2,300,000
Monroe County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Scherer Proj.) First Series 2009, 0.27% 10/7/15, VRDN (a)	800,000	800,000
		3,400,000
Iowa - 0.4%
Iowa Fin. Auth. Poll. Cont. Facility Rev. (MidAmerican Energy Proj.) Series 2008 B, 0.06% 10/7/15, VRDN (a)	3,200,000	3,200,000
Louisiana - 0.1%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 0.32% 10/7/15, VRDN (a)	700,000	700,000
Series 2010 B1, 0.3% 10/7/15, VRDN (a)	380,000	380,000
		1,080,000
Nebraska - 0.1%
Stanton County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1996, 0.32% 10/7/15, VRDN (a)(b)	400,000	400,000
New Jersey - 0.0%
Salem County Poll. Cont. Fin. Auth. Rev. (Pub. Svc. Elec. and Gas Co. Proj.) Series 2012 A, 0.14% 10/7/15, VRDN (a)(b)	300,000	300,000
Pennsylvania, New Jersey - 1.0%
Delaware River Port Auth. Pennsylvania & New Jersey Rev. Series 2010 B, 0.02% 10/7/15, LOC Barclays Bank PLC, VRDN (a)	7,200,000	7,200,000
Pennsylvania - 71.5%
Allegheny County Hosp. Dev. Auth. Rev.:
(Children's Institute Pittsburgh Proj.) Series 2005 A, 0.02% 10/7/15, LOC PNC Bank NA, VRDN (a)	3,080,000	3,080,000
(Jefferson Reg'l. Med. Ctr.) Series 2010 A, 0.02% 10/7/15, LOC PNC Bank NA, VRDN (a)	8,055,000	8,055,000
(South Hills Health Sys. Proj.) Series 2000 A, 0.02% 10/7/15, LOC PNC Bank NA, VRDN (a)	4,000,000	4,000,000
Allegheny County Indl. Dev. Auth. Health Care Rev. (Vincentian Collaborative Sys. Proj.) Series 2008 A, 0.02% 10/7/15, LOC PNC Bank NA, VRDN (a)	6,600,000	6,600,000
Allegheny County Indl. Dev. Auth. Rev.:
(The Watson Institute Friendship Academy Proj.) Series 2010, 0.02% 10/7/15, LOC PNC Bank NA, VRDN (a)	3,525,000	3,525,000
(Union Elec. Steel Co. Proj.) Series 1996 A, 0.09% 10/7/15, LOC PNC Bank NA, VRDN (a)(b)	3,120,000	3,120,000
(United Jewish Federation Proj.) Series 1996 A, 0.02% 10/7/15, LOC PNC Bank NA, VRDN (a)	4,090,000	4,090,000
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. (FirstEnergy Nuclear Generation Corp. Proj.):
Series 2008 B, 0.01% 10/1/15, LOC Bank of Nova Scotia, VRDN (a)	2,200,000	2,200,000
Series 2008 C, 0.01% 10/1/15, LOC Bank of Nova Scotia, VRDN (a)(b)	11,650,000	11,650,000
Bucks County Indl. Dev. Auth. Hosp. Rev. (Grand View Hosp. Proj.) Series 2008 A:
0.01% 10/7/15, LOC TD Banknorth, NA, VRDN (a)	1,300,000	1,300,000
0.02% 10/7/15, LOC PNC Bank NA, VRDN (a)	7,100,000	7,100,000
Bucks County Indl. Dev. Auth. Rev.:
(Lutheran Cmnty. at Telford Healthcare Ctr., Inc. Proj.) Series 2007 B, 0.22% 10/7/15, LOC Citizens Bank of Pennsylvania, VRDN (a)	3,500,000	3,500,000
(Snowball Real Estate LP Proj.) 0.2% 10/7/15, LOC Wells Fargo Bank NA, VRDN (a)(b)	1,005,000	1,005,000
Cambria County Indl. Dev. Auth. Rev. (American Nat'l. Red Cross Proj.) Series 2008, 0.01% 10/7/15, LOC JPMorgan Chase Bank, VRDN (a)	400,000	400,000
Cap. Region Wtr. Swr. Rev. Series 2014 B, 0.02% 10/7/15, LOC Manufacturers & Traders Trust Co., VRDN (a)	14,600,000	14,600,000
Chester County Health & Ed. Auth. Rev. 0.02% 10/7/15, LOC Manufacturers & Traders Trust Co., VRDN (a)	7,290,000	7,290,000
Chester County Intermediate Unit Rev. Series 2003, 0.02% 10/7/15, LOC PNC Bank NA, VRDN (a)	1,915,000	1,915,000
Crawford County Indl. Dev. Auth. College Rev. (Allegheny College Proj.) Series 2009 B, 0.03% 10/7/15, LOC PNC Bank NA, VRDN (a)	2,000,000	2,000,000
Cumberland County Muni. Auth. Rev.:
(Diakon Lutheran Social Ministries Proj.) Series 2014 B, 0.02% 10/7/15, LOC Manufacturers & Traders Trust Co., VRDN (a)	7,355,000	7,355,000
(Presbyterian Homes Proj.) Series 2008 B, 0.02% 10/7/15, LOC Bank of America NA, VRDN (a)	9,300,000	9,300,000
Delaware County Indl. Dev. Auth. Arpt. Facilities Rev. (United Parcel Svc. Proj.):
Series 1985, 0.01% 10/1/15 (United Parcel Svc., Inc. Guaranteed), VRDN (a)	3,300,000	3,300,000
Series 2015, 0.01% 10/1/15, VRDN (a)	7,100,000	7,100,000
Erie County Hosp. Auth. Rev. (Saint Vincent Health Ctr. Proj.) Series 2010 B, 0.04% 10/7/15, LOC Manufacturers & Traders Trust Co., VRDN (a)	12,900,000	12,900,000
Geisinger Auth. Health Sys. Rev. Participating VRDN:
Series 15 ZF0174, 0.03% 10/7/15 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,785,000	2,785,000
Series Putters 0047, 0.03% 10/7/15 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	6,605,000	6,605,000
Series Putters 3915 Z, 0.03% 10/7/15 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	6,285,000	6,285,000
Haverford Township School District Series 2009, 0.02% 10/7/15, LOC TD Banknorth, NA, VRDN (a)	9,435,000	9,435,000
Lancaster County Hosp. Auth. Health Ctr. Rev. (Masonic Homes Proj.) Series 2008 D, 0.01% 10/1/15, LOC JPMorgan Chase Bank, VRDN (a)	3,470,000	3,470,000
Lancaster Indl. Dev. Auth. Rev.:
(Willow Valley Retirement Cmntys. Proj.) Series 2009 C, 0.02% 10/7/15, LOC PNC Bank NA, VRDN (a)	7,100,000	7,100,000
(Willow Valley Retirement Proj.) Series 2009 B, 0.02% 10/7/15, LOC PNC Bank NA, VRDN (a)	1,510,000	1,510,000
Lawrence County Gen. Oblig. Indl. Dev. Auth. 0.02% 10/7/15, LOC PNC Bank NA, VRDN (a)	1,985,000	1,985,000
Lower Merion School District Series 2009 B, 0.01% 10/7/15, LOC U.S. Bank NA, Cincinnati, VRDN (a)	9,285,000	9,285,000
Luzerne County Convention Ctr. Series 2012, 0.02% 10/7/15, LOC PNC Bank NA, VRDN (a)	2,170,000	2,170,000
Montgomery County Redev. Auth. Multi-family Hsg. Rev. (Kingswood Apts. Proj.) Series 2001 A, 0.02% 10/7/15, LOC Fannie Mae, VRDN (a)	12,675,000	12,675,000
Northeastern Pennsylvania Hosp. and Ed. Auth. Rev. (The Commonwealth Med. College Proj.) Series 2009, 0.02% 10/7/15, LOC PNC Bank NA, VRDN (a)	2,835,000	2,835,000
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev. (Shippingport Proj.) Series 2002 A, 0.01% 10/1/15, LOC Bank of Nova Scotia, VRDN (a)(b)	750,000	750,000
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev.:
(Leidy's, Inc. Proj.) Series 1995 D7, 0.14% 10/7/15, LOC PNC Bank NA, VRDN (a)(b)	500,000	500,000
Series 2002 B5, 0.09% 10/7/15, LOC PNC Bank NA, VRDN (a)(b)	3,900,000	3,900,000
Series 2004 B, 0.03% 10/7/15, LOC PNC Bank NA, VRDN (a)	1,100,000	1,100,000
Pennsylvania Econ. Dev. Fing. Auth. Manufacturing Facility Rev. (Dodge Realty Partners Proj.) Series 2007, 0.09% 10/7/15, LOC Citibank NA, VRDN (a)(b)	5,115,000	5,115,000
Pennsylvania Gen. Oblig. Participating VRDN:
Series MS 3382, 0.03% 10/7/15 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	5,000,000	5,000,000
Series Putters 3352Z, 0.03% 10/7/15 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,215,000	4,215,000
Series Putters 4014, 0.03% 10/7/15 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,000,000	3,000,000
Series ROC II R 14070, 0.03% 10/7/15 (Liquidity Facility Citibank NA) (a)(c)	8,000,000	8,000,000
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Drexel Univ. Proj.):
Second Series, 0.01% 10/7/15, LOC JPMorgan Chase Bank, VRDN (a)	2,015,000	2,015,000
Series B, 0.02% 10/7/15, LOC JPMorgan Chase Bank, VRDN (a)	2,755,000	2,755,000
(Point Park College Proj.) 0.05% 10/7/15, LOC PNC Bank NA, VRDN (a)	800,000	800,000
(Univ. of Pennsylvania Health Sys. Proj.) Series 2008 A, 0.01% 10/7/15, LOC Bank of America NA, VRDN (a)	18,350,000	18,350,000
Participating VRDN:
ROC II R 11721, 0.03% 10/7/15 (Liquidity Facility Citibank NA) (a)(c)	7,500,000	7,500,000
Series MS 3252, 0.03% 10/7/15 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	5,840,000	5,840,000
Series WF 11 26C, 0.03% 10/7/15 (Liquidity Facility Wells Fargo Bank NA) (a)(c)	5,000,000	5,000,000
Pennsylvania Intergovernmental Coop. Auth. Spl. Tax Rev. Participating VRDN Series Putters 15 XM0010, 0.03% 10/7/15 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,035,000	5,035,000
Philadelphia Arpt. Rev.:
Series 2005 C1, 0.03% 10/7/15, LOC TD Banknorth, NA, VRDN (a)(b)	26,205,000	26,205,000
Series 2005 C2, 0.04% 10/7/15, LOC Royal Bank of Canada, VRDN (a)(b)	13,620,000	13,620,000
Philadelphia Auth. For Indl. Dev. Participating VRDN:
Series 15 ZF0167, 0.03% 10/7/15 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,500,000	2,500,000
Series Putters 14 XM0005, 0.03% 10/7/15 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	5,000,000	5,000,000
Philadelphia Auth. for Indl. Dev. Rev.:
(Spl. People in Northeast, Inc. Proj.) Series 2006, 0.25% 10/7/15, LOC Citizens Bank of Pennsylvania, VRDN (a)	1,450,000	1,450,000
(The Franklin Institute Proj.) Series 2006, 0.03% 10/7/15, LOC Bank of America NA, VRDN (a)	8,180,000	8,180,000
Philadelphia Auth. Indl. Dev. Lease Rev.:
Series 2007 B2, 0.01% 10/7/15, LOC TD Banknorth, NA, VRDN (a)	4,800,000	4,800,000
Series 2007 B3, 0.02% 10/7/15, LOC PNC Bank NA, VRDN (a)	19,300,000	19,300,000
Philadelphia Gas Works Rev. (1998 Gen. Ordinance Proj.):
Eighth Series B, 0.02% 10/7/15, LOC Wells Fargo Bank NA, VRDN (a)	21,350,000	21,350,000
Eighth Series C, 0.02% 10/7/15, LOC Barclays Bank PLC, VRDN (a)	42,100,000	42,100,001
Eighth Series D, 0.01% 10/7/15, LOC Royal Bank of Canada, VRDN (a)	18,900,000	18,900,000
Fifth Series A2, 0.02% 10/7/15, LOC JPMorgan Chase Bank, VRDN (a)	9,450,000	9,450,000
Philadelphia Gen. Oblig. Series 2009 B, 0.02% 10/7/15, LOC Bank of New York, New York, VRDN (a)	4,450,000	4,450,000
Philadelphia Hospitals & Higher Ed. Facilities Auth. Hosp. Rev. Participating VRDN Series 15 F0114, 0.03% 10/7/15 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,330,000	5,330,000
Philadelphia Wtr. & Wastewtr. Rev. Series 1997 B, 0.01% 10/7/15, LOC TD Banknorth, NA, VRDN (a)	7,440,000	7,440,000
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev.:
Series 2008 B1, 0.01% 10/7/15, LOC Bank of America NA, VRDN (a)	19,400,000	19,400,000
Series 2008 B2, 0.01% 10/7/15, LOC Royal Bank of Canada, VRDN (a)	1,500,000	1,500,000
Ridley School District Series 2009, 0.02% 10/7/15, LOC TD Banknorth, NA, VRDN (a)	4,240,000	4,240,000
Washington County Hosp. Auth. Rev.:
(Monongahela Valley Hosp. Proj.) Series 2011 A, 0.02% 10/7/15, LOC PNC Bank NA, VRDN (a)	1,380,000	1,380,000
(Washington Hosp. Proj.) Series 2007 B, 0.01% 10/1/15, LOC PNC Bank NA, VRDN (a)	6,900,000	6,900,000
Westmoreland County Indl. Dev. Auth. Rev. (Excela Health Proj.) Series 2010 B, 0.02% 10/7/15, LOC PNC Bank NA, VRDN (a)	6,985,000	6,985,000
		500,880,001
Texas - 0.6%
Calhoun Port Auth. Envir. Facilities Rev. (Formosa Plastics Corp. Proj.) Series 2012, 0.04% 10/7/15, LOC JPMorgan Chase Bank, VRDN (a)(b)	600,000	600,000
Gulf Coast Waste Disp. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 0.02% 10/7/15, LOC JPMorgan Chase Bank, VRDN (a)(b)	300,000	300,000
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2001 A, 0.3% 10/1/15, VRDN (a)	950,000	950,000
Series 2004, 0.31% 10/7/15, VRDN (a)(b)	200,000	200,000
Series 2009 A, 0.3% 10/1/15, VRDN (a)	600,000	600,000
Series 2010 B, 0.3% 10/1/15, VRDN (a)	1,500,000	1,500,000
		4,150,000
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $528,600,001)		528,600,001

Other Municipal Debt - 20.3%
Georgia - 0.4%
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Bonds Series 2010 A1, 0.08%, tender 2/1/16 (Liquidity Facility Royal Bank of Canada) (a)	2,600,000	2,600,000
Kentucky - 0.0%
Jefferson County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2001 A, 0.25% tender 10/19/15, CP mode	300,000	300,000
Massachusetts - 0.5%
Massachusetts Dev. Fin. Agcy. Electrical Utils. Rev. Bonds (Nantucket Elec. Co. Proj.) 0.45% tender 11/9/15 (Massachusetts Elec. Co. Guaranteed), CP mode (b)	1,000,000	1,000,000
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1993 A, 0.4% tender 10/28/15, CP mode	2,200,000	2,200,000
		3,200,000
Pennsylvania - 19.3%
Allegheny County Hosp. Dev. Auth. Rev. Bonds Series 2011 A, 5% 10/15/16	1,500,000	1,571,265
Pennsylvania Econ. Dev. Fin. Auth. Unemployment Compensation Rev. Bonds Series 2012 A:
5% 1/1/16	2,000,000	2,024,089
5% 7/1/16	19,755,000	20,447,514
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev. Bonds Series 2014 A, 4% 2/1/16	7,075,000	7,165,745
Pennsylvania Gen. Oblig. Bonds:
Second Series 2005, 5% 1/1/16 (Pre-Refunded to 1/1/16 @ 100)	690,000	698,239
Series 2004, 5.375% 7/1/16	4,235,000	4,393,855
Series 2005 2, 5% 1/1/16 (Pre-Refunded to 1/1/16 @ 100)	4,660,000	4,715,432
Series 2005:
5% 1/1/16	4,600,000	4,655,245
5% 1/1/16 (Pre-Refunded to 1/1/16 @ 100)	1,000,000	1,011,826
5% 1/1/16 (Pre-Refunded to 1/1/16 @ 100)	960,000	971,586
5% 1/1/16 (Pre-Refunded to 1/1/16 @ 100)	1,000,000	1,012,122
5% 1/1/16 (Pre-Refunded to 1/1/16 @ 100)	1,000,000	1,012,028
Series 2006, 5% 3/1/16	7,300,000	7,444,443
Series 2009 2, 5% 4/15/16	5,000,000	5,127,700
Series 2009, 5% 3/15/16	8,000,000	8,177,894
Series 2010 A:
5% 5/1/16	1,100,000	1,130,069
5% 6/1/16	5,925,000	6,110,435
Series 2011 1, 5% 11/15/15	6,000,000	6,035,759
Series 2013 1, 5% 4/1/16	11,915,000	12,203,529
Series 2013 2, 5% 10/15/15	1,100,000	1,102,018
5% 10/1/15	1,355,000	1,355,000
5% 2/15/16	3,500,000	3,562,276
Pennsylvania State Univ. Bonds Series 2009 A, 5% 3/1/16	1,000,000	1,019,587
Philadelphia Arpt. Rev. Series B3, 0.08% 12/10/15, LOC Wells Fargo Bank NA, CP (b)	7,000,000	7,000,000
Philadelphia Gas Works Rev. Series 1, 0.08% 1/6/16, LOC JPMorgan Chase Bank, CP	7,500,000	7,500,000
Philadelphia Gen. Oblig. TRAN Series 2015 A, 2% 6/30/16	6,900,000	6,988,248
Univ. of Pittsburgh Commonwealth Sys. of Higher Ed. Bonds:
Series 2014 B1, 0.05% tender 11/16/15, CP mode	3,650,000	3,650,000
Series 2014 B2, 0.05% tender 11/16/15, CP mode	7,000,000	7,000,000
		135,085,904
Virginia - 0.1%
Halifax County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1992, 0.45% tender 11/6/15, CP mode (b)	500,000	500,000
West Virginia - 0.0%
Grant County Cmnty. Solid Waste Disp. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1996, 0.45% tender 10/8/15, CP mode (b)	300,000	300,000
TOTAL OTHER MUNICIPAL DEBT
(Cost $141,985,904)		141,985,904
	Shares	Value

Investment Company - 4.6%
Fidelity Municipal Cash Central Fund, 0.02% (e)(f)
(Cost $31,963,800)	31,963,800	31,963,800
TOTAL INVESTMENT PORTFOLIO - 100.3%
(Cost $702,549,705)		702,549,705
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(1,917,938)
NET ASSETS - 100%		$700,631,767

Security Type Abbreviations

CP – COMMERCIAL PAPER

TRAN – TAX AND REVENUE ANTICIPATION

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (c) Provides evidence of ownership in one or more underlying municipal bonds.

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,000,000 or 0.7% of net assets.

 (e) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Municipal Cash Central Fund	$14,478
Total	$14,478

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Other Information

Income Tax Information

At September 30, 2015 the cost for Federal Income Tax Purposes was $702,549,705.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Ohio Municipal Money Market Fund

September 30, 2015

1.807730.111
OFS-QTLY-1115

Investments September 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 64.3%
	Principal Amount	Value
Alabama - 0.1%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 0.32% 10/7/15, VRDN (a)(b)	$700,000	$700,000
Arkansas - 0.1%
Osceola Solid Waste Disp. Rev. (Plum Point Energy Associates, LLC Proj.) Series 2006, 0.19% 10/7/15, LOC Royal Bank of Scotland PLC, VRDN (a)(b)	1,000,000	1,000,000
Delaware - 0.1%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1994, 0.12% 10/1/15, VRDN (a)(b)	700,000	700,000
Georgia - 0.4%
Bartow County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Bowen Proj.) First Series 2009, 0.24% 10/7/15, VRDN (a)	3,000,000	3,000,000
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Vogtle Proj.):
Eighth Series 1994, 0.24% 10/1/15, VRDN (a)	900,000	900,000
Second Series 1995, 0.23% 10/1/15, VRDN (a)	400,000	400,000
Monroe County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Scherer Proj.) First Series 2009, 0.27% 10/7/15, VRDN (a)	200,000	200,000
		4,500,000
Louisiana - 0.3%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 0.32% 10/7/15, VRDN (a)	600,000	600,000
Series 2010 B1, 0.3% 10/7/15, VRDN (a)	2,900,000	2,900,000
		3,500,000
Montana - 0.1%
Forsyth Poll. Cont. Rev. Series 2008 A, 0.2% 10/7/15, VRDN (a)(b)	750,000	750,000
Nebraska - 0.1%
Stanton County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1996, 0.32% 10/7/15, VRDN (a)(b)	700,000	700,000
Nevada - 0.1%
Clark County Arpt. Rev. Series 2008 C3, 0.02% 10/7/15, LOC Sumitomo Mitsui Banking Corp., VRDN (a)(b)	1,495,000	1,495,000
New Jersey - 0.1%
Salem County Poll. Cont. Fin. Auth. Rev. (Pub. Svc. Elec. and Gas Co. Proj.):
Series 2003 B1, 0.14% 10/7/15, VRDN (a)	400,000	400,000
Series 2012 A, 0.14% 10/7/15, VRDN (a)(b)	700,000	700,000
		1,100,000
New York - 0.4%
New York Hsg. Fin. Agcy. Rev. (East 39th Street Hsg. Proj.) Series 2000 A, 0.02% 10/7/15, LOC Fannie Mae, VRDN (a)(b)	5,300,000	5,300,000
Ohio - 61.4%
Allen County Hosp. Facilities Rev.:
(Catholic Healthcare Partners Proj.):
Series 2008 A, 0.01% 10/1/15, LOC Bank of America NA, VRDN (a)	42,190,000	42,190,000
Series 2010 C, 0.01% 10/1/15, LOC MUFG Union Bank NA, VRDN (a)	15,150,000	15,150,000
Series 2012 B, 0.02% 10/7/15, VRDN (a)	99,800,000	99,800,000
Alliance Hosp. Rev. (Alliance Obligated Group Proj.) Series 2003, 0.01% 10/1/15, LOC JPMorgan Chase Bank, VRDN (a)	13,700,000	13,700,000
Athens County Port Auth. Hsg. 0.02% 10/7/15, LOC Barclays Bank PLC, VRDN (a)	13,085,000	13,085,000
Cincinnati Wtr. Sys. Rev. Participating VRDN Series MS 3280, 0.03% 10/7/15 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	3,330,000	3,330,000
Cleveland Arpt. Sys. Rev.:
Series 2008 D, 0.02% 10/7/15, LOC Bank of America NA, VRDN (a)	2,985,000	2,985,000
Series 2009 D, 0.02% 10/7/15, LOC Bank of America NA, VRDN (a)	13,100,000	13,100,000
Columbus Gen. Oblig. Participating VRDN Series Clipper 08 2, 0.02% 10/7/15 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)	4,000,000	4,000,000
Columbus Swr. Sys. Rev. Participating VRDN:
Series BBT 08 13, 0.02% 10/7/15 (Liquidity Facility Branch Banking & Trust Co.) (a)(c)	6,400,000	6,400,000
Series Putters 2456, 0.03% 10/7/15 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	11,205,000	11,205,000
Cuyahoga County Hosp. Facilities Rev. (Sisters of Charity of Saint Augustine Health Sys. Proj.) Series 2000, 0.02% 10/7/15, LOC PNC Bank NA, VRDN (a)	3,200,000	3,200,000
Franklin County Health Care Facilities Rev. (Friendship Village of Dublin, Ohio, Inc. Proj.) Series 2004 A, 0.02% 10/7/15, LOC PNC Bank NA, VRDN (a)	7,470,000	7,470,000
Franklin County Hosp. Facilities Rev. Participating VRDN Series 15 XF0244, 0.03% 10/7/15 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	2,000,000	2,000,000
Franklin County Hosp. Rev.:
(OhioHealth Corp. Proj.) Series D, 0.04% 10/7/15, LOC Northern Trust Co., VRDN (a)	9,935,000	9,935,000
(U.S. Health Corp. of Columbus Proj.):
Series 1996 A, 0.04% 10/7/15, LOC Northern Trust Co., VRDN (a)	12,385,000	12,385,000
Series 1996 B, 0.04% 10/7/15, LOC Northern Trust Co., VRDN (a)	11,060,000	11,060,000
Participating VRDN Series BC 11 21B, 0.06% 10/7/15 (Liquidity Facility Barclays Bank PLC) (a)(c)	3,315,000	3,315,000
Series 1998, 0.04% 10/7/15, LOC Northern Trust Co., VRDN (a)	7,125,000	7,125,000
Series 2009 A, 0.02% 10/7/15 (Liquidity Facility Barclays Bank PLC), VRDN (a)	27,700,000	27,700,000
Series 2009 B, 0.02% 10/7/15 (Liquidity Facility Barclays Bank PLC), VRDN (a)	10,170,000	10,170,000
Hamilton County Health Care Facilities Rev. (The Children's Home of Cincinnati Proj.) Series 2009, 0.02% 10/7/15, LOC U.S. Bank NA, Cincinnati, VRDN (a)	2,975,000	2,975,000
Hamilton County Hosp. Facilities Rev.:
(Children's Hosp. Med. Ctr. Proj.):
Series 1997 A, 0.02% 10/7/15, LOC PNC Bank NA, VRDN (a)	8,000,000	8,000,000
Series 2000, 0.02% 10/7/15, LOC JPMorgan Chase Bank, VRDN (a)	12,235,000	12,235,000
Series 2002 I, 0.02% 10/7/15, LOC U.S. Bank NA, Cincinnati, VRDN (a)	17,745,000	17,745,000
Series 2007 M, 0.02% 10/7/15, LOC JPMorgan Chase Bank, VRDN (a)	10,015,000	10,015,000
(Elizabeth Gamble Deaconess Home Assoc. Proj.) Series 2002 B, 0.02% 10/7/15, LOC PNC Bank NA, VRDN (a)	14,400,000	14,400,000
Hamilton County Student Hsg. Rev. (Block 3 Proj.) Series 2004, 0.13% 10/7/15, LOC Bank of New York, New York, LOC Citizens Bank of Pennsylvania, VRDN (a)	11,690,000	11,690,000
Lake County Indl. Dev. Rev. (Norshar Co. Proj.) 0.22% 10/7/15, LOC JPMorgan Chase Bank, VRDN (a)(b)	1,645,000	1,645,000
Lorain County Port Auth. Edl. Facilities Rev. (St. Ignatius High School Proj.) 0.03% 10/7/15, LOC U.S. Bank NA, Cincinnati, VRDN (a)	1,220,000	1,220,000
Middletown Hosp. Facilities Rev.:
Series 2008 A, 0.02% 10/7/15, LOC PNC Bank NA, VRDN (a)	30,525,000	30,524,977
Series 2008 B, 0.02% 10/7/15, LOC PNC Bank NA, VRDN (a)	7,625,000	7,625,000
Ohio Air Quality Dev. Auth. Rev.:
(Ohio Valley Elec. Corp. Proj.):
Series 2009 B, 0.01% 10/7/15, LOC Bank of Nova Scotia, VRDN (a)	11,000,000	11,000,000
Series 2009 C, 0.02% 10/7/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	12,150,000	12,150,000
Series 2009 D, 0.01% 10/7/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	24,400,000	24,400,000
(TimkenSteel Proj.):
Series 2001, 0.01% 10/7/15, LOC PNC Bank NA, VRDN (a)	9,500,000	9,500,000
Series 2003, 0.01% 10/7/15, LOC JPMorgan Chase Bank, VRDN (a)	8,500,000	8,500,000
Ohio Gen. Oblig.:
(Common Schools Proj.):
Series 2005 A, 0.01% 10/7/15, VRDN (a)	14,000,000	14,000,000
Series 2005 B, 0.01% 10/7/15, VRDN (a)	5,265,000	5,265,000
(Infrastructure Impt. Proj.):
Series 2003 B, 0.01% 10/7/15, VRDN (a)	2,125,000	2,125,000
Series 2003 D, 0.01% 10/7/15, VRDN (a)	11,565,000	11,564,979
0.01% 10/7/15, VRDN (a)	6,390,000	6,390,000
Ohio Higher Edl. Facility Commission Rev.:
(Case Western Reserve Univ. Proj.) Series 2008 A, 0.01% 10/7/15, LOC PNC Bank NA, VRDN (a)	46,900,000	46,900,000
(Cleveland Clinic Foundation Proj.) Series 2008 B4, 0.01% 10/1/15 (Liquidity Facility Barclays Bank PLC), VRDN (a)	4,000,000	4,000,000
Ohio Hosp. Facilities Rev. Participating VRDN Series Putters 3558, 0.03% 10/7/15 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,700,000	2,700,000
Ohio Hsg. Fin. Agcy. Mtg. Rev.:
(Mtg.-Backed Securities Prog.) Series F, 0.02% 10/7/15 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(b)	10,920,000	10,920,000
Participating VRDN Series Merlots 06 A2, 0.08% 10/7/15 (Liquidity Facility Wells Fargo Bank NA) (a)(b)(c)	130,000	130,000
Series 2004 D, 0.03% 10/7/15 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(b)	5,985,000	5,985,000
Ohio Hsg. Fin. Agcy. Multi-family Hsg. Rev.:
(Pedcor Invts. Willow Lake Apts. Proj.) Series B, 0.15% 10/7/15, LOC Fed. Home Ln. Bank, Indianapolis, VRDN (a)(b)	325,000	325,000
(Wingate at Belle Meadows Proj.) 0.04% 10/7/15, LOC Fed. Home Ln. Bank, Cincinnati, VRDN (a)(b)	8,555,000	8,555,000
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev.:
(Mtg.-Backed Securities Prog.) Series 2008 D, 0.02% 10/7/15 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(b)	23,300,000	23,300,000
Series 2008 B, 0.03% 10/7/15 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(b)	10,040,000	10,040,000
Series 2008 H, 0.03% 10/7/15 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(b)	7,010,000	7,010,000
Ohio State Univ. Gen. Receipts:
Series 1997, 0.01% 10/7/15, VRDN (a)	2,060,000	2,060,000
Series 2001, 0.01% 10/7/15, VRDN (a)	3,155,000	3,155,000
Series 2005 B, 0.01% 10/7/15, VRDN (a)	10,000,000	10,000,000
Series 2008 B, 0.01% 10/7/15, VRDN (a)	3,975,000	3,975,000
Series 2014 B2, 0.01% 10/7/15, VRDN (a)	6,800,000	6,800,000
Ohio Wtr. Dev. Auth. (Waste Mgmt., Inc. Proj.) Series B, 0.04% 10/7/15, LOC Bank of America NA, VRDN (a)(b)	12,100,000	12,100,000
Ohio Wtr. Dev. Auth. Rev. (TimkenSteel Proj.) Series 2001, 0.01% 10/7/15, LOC Northern Trust Co., VRDN (a)	3,200,000	3,200,000
Village of Indian Hill Econ. Dev. Rev. (Cincinnati Country Day School Proj.) Series 1999, 0.03% 10/7/15, LOC PNC Bank NA, VRDN (a)	4,345,000	4,345,000
Wood County Indl. Dev. Rev. (CMC Group Proj.) Series 2001, 0.17% 10/7/15, LOC PNC Bank NA, VRDN (a)(b)	235,000	235,000
		708,009,956
Texas - 0.9%
Calhoun County Solid Waste Disp. Rev. (Formosa Plastics Corp. Proj.) Series 2001, 0.04% 10/7/15, LOC JPMorgan Chase Bank, VRDN (a)(b)	3,750,000	3,750,000
Calhoun Port Auth. Envir. Facilities Rev. (Formosa Plastics Corp. Proj.) Series 2012, 0.04% 10/7/15, LOC JPMorgan Chase Bank, VRDN (a)(b)	1,000,000	1,000,000
Gulf Coast Waste Disp. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 0.02% 10/7/15, LOC JPMorgan Chase Bank, VRDN (a)(b)	600,000	600,000
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2001 A, 0.3% 10/1/15, VRDN (a)	300,000	300,000
Series 2004, 0.31% 10/7/15, VRDN (a)(b)	2,700,000	2,700,000
Series 2009 B, 0.3% 10/1/15, VRDN (a)	1,100,000	1,100,000
Series 2009 C, 0.3% 10/1/15, VRDN (a)	1,000,000	1,000,000
		10,450,000
Wyoming - 0.2%
Converse County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.22% 10/7/15, VRDN (a)	1,095,000	1,095,000
Lincoln County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.25% 10/7/15, VRDN (a)	1,500,000	1,500,000
		2,595,000
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $740,799,956)		740,799,956

Other Municipal Debt - 32.8%
Georgia - 0.4%
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Bonds Series 2010 A1, 0.08%, tender 2/1/16 (Liquidity Facility Royal Bank of Canada) (a)	4,300,000	4,300,000
Kentucky - 0.0%
Jefferson County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2001 A, 0.25% tender 10/19/15, CP mode	300,000	300,000
Massachusetts - 0.2%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1993 A, 0.4% tender 10/28/15, CP mode	2,400,000	2,400,000
New Hampshire - 0.3%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1990 A, 0.45% tender 11/9/15, CP mode (b)	2,200,000	2,200,000
Series 1990 A1, 0.5% tender 10/2/15, CP mode (b)	1,200,000	1,200,000
		3,400,000
Ohio - 31.7%
Avon Gen. Oblig. BAN Series 2015, 2% 9/8/16	8,500,000	8,629,286
Avon Lake BAN Series 2015, 2% 7/13/16	11,711,000	11,849,366
Bay Village Gen. Oblig. BAN Series 2015, 1% 6/10/16	3,311,000	3,324,893
Belmont County BAN Series 2015:
1.5% 4/22/16 (d)	2,000,000	2,011,280
1.5% 4/22/16	4,402,000	4,427,636
Berea BAN Series 2015, 1% 3/17/16	1,180,000	1,183,889
Butler County Gen. Oblig. BAN 0.52% 7/28/16	1,700,000	1,700,000
Cleveland Muni. School District Bonds Series 2015 A, 2% 12/1/15	5,500,000	5,515,773
Cleveland Wtr. Rev. Bonds Series 2011 W, 5% 1/1/16	4,365,000	4,417,931
Columbus Gen. Oblig. Bonds:
Series 2012 A, 5% 2/15/16	12,915,000	13,144,209
Series 2012 B, 5% 2/15/16	1,125,000	1,145,162
Series 2013 1, 5% 7/1/16	6,325,000	6,552,580
Delaware Gen. Oblig. BAN Series 2015, 1% 4/18/16	6,070,000	6,094,782
Dublin City School District BAN Series 2015, 1% 5/5/16	2,250,000	2,259,578
Franklin County Hosp. Rev. Bonds:
Series 2011 C, 0.06%, tender 6/1/16 (a)	11,500,000	11,500,000
Series 2011 D, 4%, tender 8/1/16 (a)	1,980,000	2,039,578
Franklin County Rev. Bonds Series 2013 OH, 0.07%, tender 12/1/15 (a)	12,300,000	12,300,000
Hamilton Ohio Elec. Rev. BAN Series 2015, 0.43% 9/27/16 (Ohio Gen. Oblig. Guaranteed)	11,900,000	11,900,000
Highland Heights Gen. Oblig. BAN 1% 6/16/16	4,700,000	4,719,856
Hilliard Gen. Oblig. BAN Series 2015 B, 1% 4/22/16	3,000,000	3,012,508
Independence Gen. Oblig. BAN Series 2015, 1% 4/14/16	2,150,000	2,158,612
Lakewood Gen. Oblig. BAN Series 2015, 1% 4/7/16	10,000,000	10,038,579
Lebanon Gen. Oblig. BAN 1% 4/14/16	3,000,000	3,012,005
Lima Gen. Oblig. BAN Series 2015, 1.25% 3/16/16	2,100,000	2,109,166
Lucas County Gen. Oblig. BAN 1.5% 7/13/16	11,552,000	11,650,845
Madison Local School District Lake County BAN Series 2015, 1.25% 10/6/16 (Ohio Gen. Oblig. Guaranteed) (d)	1,455,000	1,465,098
Mason City School District BAN 1.25% 1/26/16	4,400,000	4,414,482
Mason Gen. Oblig. BAN Series 2014, 1.25% 12/15/15	3,000,000	3,006,330
North Olmsted Gen. Oblig. BAN Series 2015, 0.3% 2/3/16	1,335,000	1,335,000
North Ridgeville Gen. Oblig. BAN Series 2015, 1% 6/2/16	10,090,000	10,135,039
Ohio Bldg. Auth. Bonds Series 2011 B, 5% 10/1/15	3,000,000	3,000,000
Ohio Gen. Oblig. Bonds:
(Administrative Bldg. Fund Projs.) Series 2013 A, 3% 10/1/15	1,295,000	1,295,000
Series 2009 A, 5% 11/1/15	2,200,000	2,208,938
Series 2012 A, 4% 9/15/16	4,000,000	4,141,869
Series 2013 A, 2% 5/1/16	2,250,000	2,272,458
Series 2013 B, 4% 6/15/16	4,190,000	4,298,895
Series 2014 R, 4% 5/1/16	4,000,000	4,087,263
Ohio Higher Edl. Facility Commission Rev. Bonds:
(The Cleveland Clinic Foundation Proj.):
Series 2008 B5:
0.12% tender 10/5/15, CP mode	11,700,000	11,700,000
0.14% tender 12/3/15, CP mode	12,000,000	12,000,000
0.16% tender 2/3/16, CP mode	12,000,000	12,000,000
0.16% tender 2/3/16, CP mode	9,500,000	9,500,000
0.17% tender 1/6/16, CP mode	12,000,000	12,000,000
Series 2008 B6:
0.12% tender 10/5/15, CP mode	11,700,000	11,700,000
0.13% tender 11/5/15, CP mode	23,400,000	23,400,000
0.14% tender 3/1/16, CP mode	12,200,000	12,200,000
Series 2008 A, 5% 1/1/16	1,750,000	1,771,121
Series 2012 A, 4% 1/1/16	1,355,000	1,367,778
Series 2013 A2, 0.32% 1/1/16 (a)	2,015,000	2,016,054
Ohio Hosp. Facilities Rev. Bonds Series 2009 B, 5% 1/1/16	1,515,000	1,533,435
Ohio Infrastructure Impt. Bonds:
Series 2014 C, 1% 3/1/16	4,835,000	4,852,028
Series 2015 B:
2% 9/1/16	5,215,000	5,297,013
2% 9/1/16	2,610,000	2,651,046
Series 2015 T, 5% 4/1/16	1,610,000	1,647,820
Ohio Juvenile Correctional Bonds (Juvenile Correctional Bldg. Fund Proj.) Series 2015 B, 3% 4/1/16	965,000	977,977
Ohio Mental Health Cap. Facilities Bonds (Mental Health Facilities Impt. Funds Proj.) Series 2015 A, 1% 2/1/16	4,320,000	4,331,393
Ohio St Parks & Recreation Cap. Facilities Bonds (Park and Recreation Impt. Funds Proj.) Series 2015 A, 1% 2/1/16	2,095,000	2,100,525
Ohio State Cultural & Sport Cap. Facilities Bonds Series 2011 A, 5% 10/1/15	1,500,000	1,500,000
Ohio State Univ. Gen. Receipts Bonds Series 2010 A, 5% 12/1/15	10,285,000	10,368,000
Ohio Wtr. Dev. Auth. Rev. Bonds Series 2005, 5% 12/1/15	1,100,000	1,108,849
Ohio Wtr. Dev. Auth. Wtr. Poll. Cont. Rev. Bonds Series 2011 A, 5% 12/1/15	1,450,000	1,461,816
Stow Gen. Oblig. BAN Series 2015, 1% 4/29/16	3,300,000	3,313,850
Strongsville Gen. Oblig. BAN:
1% 10/15/15	2,300,000	2,300,704
1.5% 10/15/15	650,000	650,323
Union County Gen. Oblig. BAN 1% 3/30/16	2,950,000	2,960,196
Univ. of Akron Gen. Receipts Bonds Series 2015 A, 1% 1/1/16	1,600,000	1,602,876
Vandalia BAN Series 2015, 1.5% 9/8/16	4,893,000	4,938,613
Westerville Gen. Oblig. BAN 1.25% 12/1/15	8,000,000	8,014,413
Willoughby BAN Series 2015, 1.25% 5/27/16	5,700,000	5,734,504
		365,358,220
Washington - 0.1%
Port of Seattle Rev. Series B1, 0.06% 11/6/15, LOC Bank of America NA, CP (b)	1,100,000	1,100,000
West Virginia - 0.1%
Grant County Cmnty. Solid Waste Disp. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1996, 0.45% tender 10/8/15, CP mode (b)	500,000	500,000
Grant County Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1986, 0.45% tender 11/6/15, CP mode (b)	800,000	800,000
		1,300,000
TOTAL OTHER MUNICIPAL DEBT
(Cost $378,158,220)		378,158,220
	Shares	Value

Investment Company - 2.2%
Fidelity Municipal Cash Central Fund, 0.02% (e)(f)
(Cost $25,672,000)	25,672,000	25,672,000
TOTAL INVESTMENT PORTFOLIO - 99.3%
(Cost $1,144,630,176)		1,144,630,176
NET OTHER ASSETS (LIABILITIES) - 0.7%		8,531,306
NET ASSETS - 100%		$1,153,161,482

Security Type Abbreviations

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

BAN – BOND ANTICIPATION NOTE

CP – COMMERCIAL PAPER

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (c) Provides evidence of ownership in one or more underlying municipal bonds.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Municipal Cash Central Fund	$24,940
Total	$24,940

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Other Information

Income Tax Information

At September 30, 2015 the cost for Federal Income Tax Purposes was $1,144,630,176.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Michigan Municipal Money Market Fund

September 30, 2015

1.807721.111
MIS-QTLY-1115

Investments September 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 47.5%
	Principal Amount	Value
Alabama - 0.1%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 0.32% 10/7/15, VRDN (a)(b)	$600,000	$600,000
Delaware - 0.5%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1987, 0.12% 10/1/15, VRDN (a)(b)	2,000,000	2,000,000
Series 1988, 0.12% 10/1/15, VRDN (a)(b)	500,000	500,000
Series 1994, 0.12% 10/1/15, VRDN (a)(b)	1,900,000	1,900,000
Series 1999 A, 0.1% 10/7/15, VRDN (a)	400,000	400,000
		4,800,000
Georgia - 0.4%
Bartow County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Bowen Proj.) First Series 2009, 0.24% 10/7/15, VRDN (a)	3,200,000	3,200,000
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Vogtle Proj.):
Eighth Series 1994, 0.24% 10/1/15, VRDN (a)	700,000	700,000
Second Series 1995, 0.23% 10/1/15, VRDN (a)	400,000	400,000
		4,300,000
Louisiana - 0.0%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.) Series 2010 A1, 0.32% 10/7/15, VRDN (a)	300,000	300,000
Michigan - 44.4%
Central Michigan Univ. Rev. Series 2008 A, 0.02% 10/7/15, LOC JPMorgan Chase Bank, VRDN (a)	12,835,000	12,835,000
Grand Traverse County Hosp. Series 2011 B, 0.05% 10/7/15, LOC JPMorgan Chase Bank, VRDN (a)	19,825,000	19,825,000
Grand Valley Michigan State Univ. Rev. Series 2008 B, 0.02% 10/7/15, LOC U.S. Bank NA, Cincinnati, VRDN (a)	27,940,000	27,940,000
Kent Hosp. Fin. Auth. Hosp. Facilities Rev.:
(Metropolitan Hosp. Proj.) Series 2012, 0.01% 10/7/15, LOC Bank of America NA, VRDN (a)	17,715,000	17,715,000
(Spectrum Health Sys. Proj.) Series 2008 C, 0.01% 10/7/15, LOC Bank of New York, New York, VRDN (a)	1,055,000	1,055,000
Livonia Econ. Dev. Corp. (Madonna Univ. Proj.) Series 2009, 0.02% 10/7/15, LOC Fed. Home Ln. Bank Chicago, VRDN (a)	21,775,000	21,775,000
Michigan Bldg. Auth. Rev.:
Series 2007 1, 0.01% 10/7/15, LOC Citibank NA, VRDN (a)	13,420,000	13,420,000
Series 2011 B, 0.01% 10/7/15, LOC Citibank NA, VRDN (a)	24,895,000	24,895,000
Michigan Fin. Auth. Rev.:
Participating VRDN Series 15 XF0126, 0.03% 10/7/15 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,000,000	2,000,000
Series 22 A, 0.02% 10/7/15, LOC State Street Bank & Trust Co., Boston, VRDN (a)(b)	53,100,000	53,099,999
Michigan Higher Ed. Rev. (Univ. of Detroit Mercy Proj.) Series 2007, 0.01% 10/1/15, LOC Comerica Bank, VRDN (a)	5,360,000	5,360,000
Michigan Hosp. Fin. Auth. Rev. Series B, 0.02% 10/7/15, LOC JPMorgan Chase Bank, VRDN (a)	10,300,000	10,300,000
Michigan Hsg. Dev. Auth. Ltd.:
(Sand Creek Apts., Phase I Proj.) Series 2007 A, 0.04% 10/7/15, LOC Citibank NA, VRDN (a)(b)	3,635,000	3,635,000
(Sand Creek II Apts. Proj.) Series 2007 A, 0.04% 10/7/15, LOC Citibank NA, VRDN (a)(b)	5,400,000	5,400,000
(Teal Run I Apts. Proj.) Series 2007 A, 0.04% 10/7/15, LOC Citibank NA, VRDN (a)(b)	6,245,000	6,245,000
Michigan Hsg. Dev. Auth. Multi-family Hsg. Rev.:
(Canton Club East Apts. Proj.) Series 1998 A, 0.04% 10/7/15, LOC Fannie Mae, VRDN (a)(b)	6,200,000	6,200,000
(Hunt Club Apts. Proj.) 0.04% 10/7/15, LOC Fannie Mae, VRDN (a)(b)	5,975,000	5,975,000
Michigan Hsg. Dev. Ltd. Oblig. Rev. (JAS Non-Profit Hsg. Corp. VI Proj.) Series 2000, 0.02% 10/7/15, LOC JPMorgan Chase Bank, VRDN (a)	5,300,000	5,300,000
Michigan State Univ. Revs.:
Participating VRDN Series WF 11 33 C, 0.03% 10/7/15 (Liquidity Facility Wells Fargo Bank NA) (a)(c)	7,610,000	7,610,000
Series 2000 A, 0.01% 10/7/15 (Liquidity Facility Northern Trust Co.), VRDN (a)	28,035,000	28,035,000
Michigan Strategic Fund Indl. Dev. Rev. (Lapeer Industries, Inc. Proj.) Series 2007, 0.14% 10/7/15, LOC Bank of America NA, VRDN (a)(b)	780,000	780,000
Michigan Strategic Fund Ltd. Oblig. Rev.:
(Air Products and Chemicals, Inc. Proj.) Series 2007 V1, 0.02% 10/1/15, VRDN (a)	39,830,000	39,830,000
(Consumers Energy Co. Proj.):
0.02% 10/7/15, LOC JPMorgan Chase Bank, VRDN (a)	24,500,000	24,500,000
0.02% 10/7/15, LOC JPMorgan Chase Bank, VRDN (a)(b)	1,900,000	1,900,000
(Greenpath, Inc. Proj.) Series 2011, 0.02% 10/7/15, LOC PNC Bank NA, VRDN (a)	4,955,000	4,955,000
(Henry Ford Museum & Greenfield Village Proj.) Series 2002, 0.01% 10/1/15, LOC Comerica Bank, VRDN (a)	21,800,000	21,800,000
(The Kroger Co. Recovery Zone Facilities Bond Proj.) Series 2010, 0.02% 10/7/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	19,000,000	19,000,000
(The YMCA of Greater Grand Rapids Proj.) Series 2010, 0.03% 10/7/15, LOC Comerica Bank, VRDN (a)	9,310,000	9,310,000
Oakland County Econ. Dev. Corp. Ltd. Oblig. Rev. (Osmic, Inc. Proj.) Series 2001 A, 0.07% 10/7/15, LOC JPMorgan Chase Bank, VRDN (a)(b)	2,800,000	2,800,000
Royal Oak Hosp. Fin. Auth. Hosp. Rev. Participating VRDN Series Putters 15 5000, 0.02% 10/1/15 (Liquidity Facility JPMorgan Securities LLC) (a)(c)	7,140,000	7,140,000
Univ. of Michigan Rev.:
Series 2012 A, 0.01% 10/7/15, VRDN (a)	3,130,000	3,130,000
Series 2012 D2, 0.01% 10/7/15, VRDN (a)	26,715,000	26,715,000
		440,479,999
Nebraska - 0.1%
Stanton County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1996, 0.32% 10/7/15, VRDN (a)(b)	600,000	600,000
New Jersey - 0.2%
Salem County Poll. Cont. Fin. Auth. Rev. (Pub. Svc. Elec. and Gas Co. Proj.):
Series 2003 B1, 0.14% 10/7/15, VRDN (a)	1,400,000	1,400,000
Series 2012 A, 0.14% 10/7/15, VRDN (a)(b)	500,000	500,000
		1,900,000
New York - 1.0%
New York Hsg. Fin. Agcy. Rev. (125 West 31st Street Proj.) Series 2005 A, 0.02% 10/7/15, LOC Fannie Mae, VRDN (a)(b)	10,000,000	10,000,000
Texas - 0.5%
Calhoun Port Auth. Envir. Facilities Rev. (Formosa Plastics Corp. Proj.) Series 2012, 0.04% 10/7/15, LOC JPMorgan Chase Bank, VRDN (a)(b)	800,000	800,000
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2001 A, 0.3% 10/1/15, VRDN (a)	600,000	600,000
Series 2004, 0.31% 10/7/15, VRDN (a)(b)	400,000	400,000
Series 2009 C, 0.3% 10/1/15, VRDN (a)	900,000	900,000
Series 2010 B, 0.3% 10/1/15, VRDN (a)	885,000	885,000
Series 2010 C, 0.3% 10/1/15, VRDN (a)	300,000	300,000
Series 2010 D, 0.3% 10/1/15, VRDN (a)	1,500,000	1,500,000
		5,385,000
Virginia - 0.2%
Newport News Indl. Dev. Auth. (CNU Warwick LLC Student Apts. Proj.) 0.08% 10/7/15, LOC Bank of America NA, VRDN (a)	1,650,000	1,650,000
Wyoming - 0.1%
Lincoln County Envir. (PacifiCorp Proj.) Series 1995, 0.2% 10/7/15, VRDN (a)(b)	600,000	600,000
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $470,614,999)		470,614,999

Other Municipal Debt - 40.5%
Georgia - 0.4%
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Bonds Series 2010 A2, 0.08%, tender 12/1/15 (Liquidity Facility Royal Bank of Canada) (a)	3,585,000	3,585,000
Kentucky - 0.0%
Jefferson County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2001 A, 0.25% tender 10/19/15, CP mode	400,000	400,000
Massachusetts - 0.2%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1992, 0.4% tender 10/8/15, CP mode	1,700,000	1,700,000
Michigan - 39.4%
Farmington Pub. School District Gen. Oblig. Bonds 3% 5/1/16	5,150,000	5,221,637
Kalamazoo Gen. Oblig. TAN Series 2015, 1% 12/1/15	3,000,000	3,004,058
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. Bonds:
(Spectrum Health Sys. Proj.) Series 2015 A, 0.22%, tender 4/27/16 (a)	27,915,000	27,915,000
Series 2011 A, 5% 11/15/15	950,000	955,492
Michigan Bldg. Auth. Rev.:
Bonds (Facilities Prog.):
Series 1 A, 5% 10/15/15	16,520,000	16,550,573
Series 2015 I, 2% 10/15/15	8,730,000	8,736,573
Series 6, 0.04% 10/20/15, LOC State Street Bank & Trust Co., Boston, LOC U.S. Bank NA, Cincinnati, CP	9,900,000	9,900,000
Michigan Fin. Auth. Rev. Bonds:
Series 2010 A, 5% 12/1/15	1,950,000	1,966,005
Series 2012 A:
5% 1/1/16	14,610,000	14,786,339
5% 7/1/16	10,225,000	10,582,667
Series 2013 M1, 0.08%, tender 12/1/15 (a)	10,000,000	10,000,000
Series 2015 A, 3% 5/15/16	2,050,000	2,083,604
Series 2015 MI, 2% 12/1/15	8,960,000	8,987,741
Michigan Gen. Oblig. Bonds:
(Envir. Prog.):
Series 2005 B, 5% 11/1/15	2,300,000	2,309,385
Series 2008 A, 5% 5/1/16	3,900,000	4,008,165
Series 2001, 5.5% 12/1/15	2,200,000	2,219,424
Series 2002, 5.5% 12/1/15	1,350,000	1,361,968
4% 11/1/15	1,190,000	1,193,817
Michigan Hosp. Fin. Auth. Rev. Bonds:
(Ascension Health Sr. Cr. Group Proj.) Series 2010 F:
0.2%, tender 4/27/16 (a)	12,910,000	12,910,000
0.2%, tender 4/27/16 (a)	11,810,000	11,810,000
0.2%, tender 4/27/16 (a)	15,200,000	15,200,000
(Trinity Health Sys. Proj.) Series 2008 C:
0.02% tender 10/1/15, CP mode	10,000,000	10,000,000
0.03% tender 10/1/15, CP mode	10,000,000	10,000,000
0.03% tender 10/2/15, CP mode	10,100,000	10,100,000
0.07% tender 11/2/15, CP mode	31,000,000	31,000,000
0.07% tender 11/3/15, CP mode	10,200,000	10,200,000
Series 1999 B3, 0.3%, tender 2/3/16 (a)	3,200,000	3,200,904
Series 2012 A, 5% 6/1/16	1,400,000	1,442,213
Michigan Trunk Line Fund Rev. Bonds:
Series 1998 A, 5.25% 11/1/15	3,970,000	3,987,135
Series 2006, 5.25% 11/1/15	2,880,000	2,892,413
Series 2012, 5% 11/15/15	2,200,000	2,213,056
Series 2014, 2% 11/15/15	15,800,000	15,835,959
Univ. of Michigan Rev.:
Bonds Series 2009 B:
0.03% tender 11/4/15, CP mode	8,800,000	8,800,000
0.04% tender 10/1/15, CP mode	10,200,000	10,200,000
0.04% tender 10/22/15, CP mode	10,100,000	10,100,000
0.05% tender 10/15/15, CP mode	10,200,000	10,200,000
Series J1:
0.02% 10/19/15, CP	7,000,000	7,000,000
0.04% 10/6/15, CP	14,000,000	14,000,000
0.04% 12/1/15, CP	8,700,000	8,700,000
0.05% 11/5/15, CP	11,000,000	11,000,000
0.05% 12/1/15, CP	9,900,000	9,900,000
0.05% 12/4/15, CP	9,900,000	9,900,000
0.06% 10/1/15, CP	8,850,000	8,850,000
Series J2, 0.07% 6/13/16, CP	9,900,000	9,900,000
		391,124,128
New Hampshire - 0.3%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1990 A, 0.45% tender 10/8/15, CP mode (b)	1,500,000	1,500,000
Series 1990 A1, 0.5% tender 10/2/15, CP mode (b)	1,100,000	1,100,000
Series 1990 B, 0.48% tender 11/12/15, CP mode	500,000	500,000
		3,100,000
Virginia - 0.1%
Halifax County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1992, 0.45% tender 11/6/15, CP mode (b)	700,000	700,000
Washington - 0.1%
Port of Seattle Rev. Series B1, 0.06% 11/6/15, LOC Bank of America NA, CP (b)	500,000	500,000
West Virginia - 0.0%
Grant County Cmnty. Solid Waste Disp. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1996, 0.45% tender 10/8/15, CP mode (b)	400,000	400,000
TOTAL OTHER MUNICIPAL DEBT
(Cost $401,509,128)		401,509,128
	Shares	Value

Investment Company - 10.9%
Fidelity Municipal Cash Central Fund, 0.02% (d)(e)
(Cost $108,681,000)	108,681,000	108,681,000
TOTAL INVESTMENT PORTFOLIO - 98.9%
(Cost $980,805,127)		980,805,127
NET OTHER ASSETS (LIABILITIES) - 1.1%		10,781,348
NET ASSETS - 100%		$991,586,475

Security Type Abbreviations

VRDN – Variable Rate Demand Note (A debt instrument that is payable upon demand, either daily, weekly or monthly)

TAN – TAX ANTICIPATION NOTE

CP – COMMERCIAL PAPER

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (c) Provides evidence of ownership in one or more underlying municipal bonds.

 (d) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Municipal Cash Central Fund	$36,710
Total	$36,710

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Other Information

Income Tax Information

At September 30, 2015 the cost for Federal Income Tax Purposes was $980,805,127.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Municipal Trust II

’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Municipal Trust II

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	November 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	November 27, 2015

By:

/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	November 27, 2015